Long-term debt - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt1 [Abstract]
Depreciation of right-of-use assets	$ 3,000	$ 2,000
Payments of lease liabilities	4,000	3,000
Expense relating to short-term leases	4,000	4,000
Variable lease payments	10,000	45,000
Lease liabilities incurred	$ 22,879	$ 2,219
Lease, term	10 years
Lease, term extension	5 years
Annual rental payments	$ 2,000
Lease commitment, annual rental payment	2,000
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	38,320
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	3,291
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	14,145
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 20,884